STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss)	$ (31,366,517)			$ (77,700,292)	$ (41,074,505)
Changes in operating assets and liabilities:
Net Cash Used in Operations				(39,827,450)	(24,595,814)
Cash Flows from Financing Activities:
Net Cash Provided by Financing Activities				12,491,534	34,760,061
Net Change in Cash and Restricted Cash				(35,220,083)	6,998,099
Cash and Restricted Cash at Beginning of Period		$ 39,902,947		39,902,947	32,904,848
Cash and Restricted Cash at End of Period	4,682,864		$ 39,902,947	4,682,864	39,902,947
Foresight Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net (loss)	4,850,707	4,818,956	(2,286)	(854,214)
Changes in operating assets and liabilities:
Accrued Expenses			2,286
Net Cash Used in Operations				(1,440,193)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to the Sponsors			25,000
Proceeds from promissory notes - related parties			275,000
Payment of offering costs			(120,488)	(367,028)
Net Cash Provided by Financing Activities			179,512	317,607,971
Net Change in Cash and Restricted Cash			179,512	(82,222)
Cash and Restricted Cash at Beginning of Period		$ 179,512	0	179,512
Cash and Restricted Cash at End of Period	$ 97,290		179,512	97,290	$ 179,512
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs			$ 94,960	$ 15,450